Provisions for liabilities and charges - Summary of Provisions for Liabilities and Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	£ 229.0	£ 227.9
Charged to the income statement	86.0	21.0
Acquisitions	8.8	26.8
Utilised	(25.8)	(27.4)
Released to the income statement	(10.3)	(11.4)
Transfers	12.9	7.2
Exchange adjustments	11.1	(15.1)
Ending balance	311.7	229.0
Property [Member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	52.6	58.5
Charged to the income statement	72.1	4.1
Acquisitions	0.5	4.0
Utilised	(5.7)	(6.0)
Released to the income statement	(5.7)	(5.5)
Transfers	2.0	0.1
Exchange adjustments	2.9	(2.6)
Ending balance	118.7	52.6
Other [member]
Disclosure Of Noncurrent Provisions [line items]
Beginning balance	176.4	169.4
Charged to the income statement	13.9	16.9
Acquisitions	8.3	22.8
Utilised	(20.1)	(21.4)
Released to the income statement	(4.6)	(5.9)
Transfers	10.9	7.1
Exchange adjustments	8.2	(12.5)
Ending balance	£ 193.0	£ 176.4